RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Jun. 22, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jul. 31, 2014	Sep. 20, 2013 EUR (€)
Related Party Transaction [Line Items]
Guarantor Obligations, Guarantee Fee Income Receivable		¥ 214,498,176				¥ 235,728,241
Guarantor Obligations, Carrying Value		162,111,270				226,086,556
Due to Related Parties | €									€ 2,948,489
Guarantor Obligations, Current Carrying Value		33,928,280		$ 5,099,466		52,710,970
Short-term Debt		6,779,535,089				¥ 5,245,641,157
Reversion of Unamortised Redemption Guarantee Liabilities					¥ 22,119,127
Reversion of Unamortized Redemption Guarantee Assets					¥ 20,409,535
Other Income		1,709,592
Subsequent Event [Member]
Related Party Transaction [Line Items]
Guarantor Obligations, Proceeds of Guarantee Fee	¥ 52,000,000
China Development Bank [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage								21.00%
Domestic Bank [Member]
Related Party Transaction [Line Items]
Short-term Debt		90,000,000
Debt Instrument, Collateral Amount		24,753,581
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties		825,228	¥ 825,228
Subsidiaries of China Development Bank [Member]
Related Party Transaction [Line Items]
Borrowings from related party			90,000,000
Repayment of borrowings from related party			63,500,000
Interest charges in connection with the borrowings			80,913,635
Subsidiaries of Gansu Heihe [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party			102,960,000
Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		352,808,793
Guarantor Obligations, Carrying Value | $				$ 889,500,000
Related Party Transaction, Other Revenues from Transactions with Related Party		41,035,629
Guarantor Obligations, Current Carrying Value		5,900,000,000
Jiangxi Jinko Engineering and Investors of Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Due to Related Parties | $							$ 297,300,000
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Related Party Costs		2,199,541	0
ReneSola [Member]
Related Party Transaction [Line Items]
Related Party Costs		3,023,662	193,846
Sweihan PV [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		¥ 147,762,014	¥ 0